Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129660
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	5.11%		4.49%
Without Sales Load [Member] | C000129661
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%	4.85%		4.22%
Without Sales Load [Member] | C000169041
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	5.30%	5.81%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.97%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	4.91%		4.40%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	4.91%		4.40%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	4.91%	5.33%